Note 6 Guarantees Received (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 164,714	€ 166,042
Value of collateral [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	125,757	117,362
Value of collateral [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	11,132	11,768
Value of collateral [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	3,723	3,981
Value of other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	38,957	48,680
Value of other guarantees [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	6,806	7,404
Value of other guarantees [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 992	€ 886